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                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment |_|; Amendment Number: ______________
This Amendment: (Check only one:): |_| is a restatement
                                   |_| adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    Bill & Melinda Gates Foundation Trust
Address: 2365 Carillon Point
         Kirkland, WA 98033

Form 13F File number: 28-10098

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf of Reporting Manager:

Name:  Michael Larson
Title: Authorized Agent
Phone: (425) 889-7900

Signature, Place, and Date of Signing


         /s/ Michael Larson             Kirkland, Washington      May 15, 2007
-------------------------------------   --------------------   -----------------
             [Signature]                    [City, State]            [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE: (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        1
Form 13F Information Table Entry Value:   45
Form 13F Information Table Value Total:   $6,114,697
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NO.   FORM 13F FILE NUMBER   NAME

1     28-05147               Michael Larson


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                           FORM 13F INFORMATION TABLE
                              As of March 31, 2007

                                                                                                                 VOTING AUTHORITY
                            TITLE OF                   VALUE       SHRS OR   SH/  PUT/  INVESTMENT    OTHER   ----------------------
NAME OF ISSUER                CLASS         CUSIP     (X1000)    PRN AMOUNT  PRN  CALL  DISCRETION  MANAGERS  SOLE    SHARED    NONE
------------------------------------------------------------------------------------------------------------------------------------
ABBOTT LABS             COM               002824100  $  193,632   3,470,100   SH           OTHER       1             3,470,100
AGL RES INC             COM               001204106  $   85,440   2,000,000   SH           OTHER       1             2,000,000
AON CORP                COM               037389103  $   37,960   1,000,000   SH           OTHER       1             1,000,000
ARCHER DANIELS
MIDLAND CO              COM               039483102  $  159,829   4,355,000   SH           OTHER       1             4,355,000
BALLY TOTAL FITNESS
HLDG CORP               COM               05873K108  $      109     178,431   SH           OTHER       1               178,431
BAXTER INTL INC         COM               071813109  $  105,340   2,000,000   SH           OTHER       1             2,000,000
BERKSHIRE HATHAWAY INC
DEL                     CL B              084670207  $1,820,000     500,000   SH           OTHER       1               500,000
BP PLC                  SPONSORED ADR     055622104  $  299,987   4,633,000   SH           OTHER       1             4,633,000
CANADIAN NATL RY CO     COM               136375102  $  245,324   5,557,855   SH           OTHER       1             5,557,855
CATERPILLAR INC DEL     COM               149123101  $  127,357   1,900,000   SH           OTHER       1             1,900,000
CBS CORP NEW            CL B              124857202  $   15,295     500,000   SH           OTHER       1               500,000
COCA COLA CO            COM               191216100  $   92,736   1,932,000   SH           OTHER       1             1,932,000
COCA COLA FEMSA S A B
DE CV                   SPON ADR REP L    191241108  $  118,506   3,280,900   SH           OTHER       1             3,280,900
COSTCO WHSL CORP NEW    COM               22160K105  $  262,632   4,878,000   SH           OTHER       1             4,878,000
DAIMLER CHRYSLER AG
STUTTGART               ORD               D1668R123  $   81,822   1,001,000   SH           OTHER       1             1,001,000
DISNEY WALT CO          COM DISNEY        254687106  $    3,443     100,000   SH           OTHER       1               100,000
EASTMAN KODAK CO        COM               277461109  $    2,256     100,000   SH           OTHER       1               100,000
EXPEDITORS INTL
WASH INC                COM               302130109  $   63,963   1,548,000   SH           OTHER       1             1,548,000
EXXON MOBIL CORP        COM               30231G102  $  266,716   3,535,000   SH           OTHER       1             3,535,000
FEDEX CORP              COM               31428X106  $  105,819     985,000   SH           OTHER       1               985,000
FOUR SEASONS HOTEL INC  LTD VTG SH        35100E104  $  159,327   1,984,150   SH           OTHER       1             1,984,150
GREATER CHINA FD INC    COM               39167B102  $    3,110     135,700   SH           OTHER       1               135,700
GRUPO TELEVISA SA
DE CV                   SPON ADR REP ORD  40049J206  $  177,298   5,949,600   SH           OTHER       1             5,949,600
HOME DEPOT INC          COM               437076102  $   51,509   1,402,000   SH           OTHER       1             1,402,000
HOSPIRA INC             COM               441060100  $   14,193     347,010   SH           OTHER       1               347,010
IAC INTERACTIVECORP     COM NEW           44919P300  $    1,886      50,000   SH           OTHER       1                50,000
JOHNSON & JOHNSON       COM               478160104  $   62,134   1,031,100   SH           OTHER       1             1,031,100
LILLY ELI & CO          COM               532457108  $   50,380     938,000   SH           OTHER       1               938,000
MERCK & CO INC          COM               589331107  $  279,927   6,337,500   SH           OTHER       1             6,337,500
NORFOLK SOUTHERN CORP   COM               655844108  $   50,600   1,000,000   SH           OTHER       1             1,000,000
NUVELO INC              COM NEW           67072M301  $      123      33,333   SH           OTHER       1                33,333
P F CHANGS CHINA
BISTRO INC              COM               69333Y108  $   41,880   1,000,000   SH           OTHER       1             1,000,000
PFIZER INC              COM               717081103  $   85,649   3,390,700   SH           OTHER       1             3,390,700
REPUBLIC SVCS INC       COM               760759100  $   37,557   1,350,000   SH           OTHER       1             1,350,000
RESPIRONICS INC         COM               761230101  $   20,995     500,000   SH           OTHER       1               500,000
SCHERING PLOUGH CORP    COM               806605101  $  280,954  11,013,500   SH           OTHER       1            11,013,500
SEATTLE GENETICS INC    COM               812578102  $   28,838   3,521,088   SH           OTHER       1             3,521,088
SONY CORP               ADR NEW           835699307  $    5,049     100,000   SH           OTHER       1               100,000
TIME WARNER CABLE INC   CL A              88732J108  $    2,503      66,806   SH           OTHER       1                66,806
TRACTOR SUPPLY CO       COM               892356106  $   51,500   1,000,000   SH           OTHER       1             1,000,000
TYCO INTL LTD NEW       COM               902124106  $  151,314   4,796,000   SH           OTHER       1             4,796,000
VIACOM INC NEW          CL B              92553P201  $   20,555     500,000   SH           OTHER       1               500,000
WAL MART STORES INC     COM               931142103  $   47,091   1,003,000   SH           OTHER       1             1,003,000
WASTE MGMT INC DEL      COM               94106L109  $  215,379   6,259,201   SH           OTHER       1             6,259,201
WYETH                   COM               983024100  $  186,782   3,733,400   SH           OTHER       1             3,733,400


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